SIGNIFICANT ACCOUNTING PRACTICES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING PRACTICES

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States, using the following significant accounting policies:

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires Management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.   Actual results could differ from those estimates.

b.	Financial statements in U.S. Dollars:

The Company's revenues are generated in Brazilian Reals.   In addition, a substantial portion of the Company's costs is incurred in the same currency.   Management believes that the Brazilian Real is the primary currency of the economic environment in which the Company operates.  Thus, the functional currency of the Company is the Brazilian Real.   The reporting currency is the US Dollar. Therefore, assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year.   Such translation adjustments are recorded as a separate component of cumulative foreign currency translation adjustments (comprehensive income) in shareholders' equity accounts.

c.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less as from the investment date.

d.	Inventories:

Inventories are stated at the lower of cost or market value.   Cost is determined using the "moving average" cost method.

e.	Allowance for doubtful accounts

The Company accrues allowances for doubtful accounts for estimated losses that may result from the inability of our customers to make required payments.   These allowances are based on customer payment practices and history, inquiries and other financial information.   If the financial condition of our customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.   Bad debt expense, net of recoveries, for fiscal year 2011 was approximately $211.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.   Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and software	20-33
Office furniture and equipment	20
Motor vehicles	20
Installed products	20
Leasehold improvements	20

The Company periodically assesses the recoverability of the carrying amount of property and equipment, and provides for any possible impairment loss, based upon the difference between the carrying amount and fair value of such assets.   As of 31st. December 2011, no impairment losses have been identified.

g.	Revenue recognition:

The Company generates revenues from the provision of services, subscriber fees and sales and installation of systems and products, mainly in respect of stolen vehicle recovery and fleet management services.

Service revenues including subscriber fees and installation are recognized as services are performed, over the term of the agreement.

Deferred revenue includes amounts received from customers but not yet recognized as revenues.

In accordance with ASC 605-25, "Multiple-Element Arrangements" (formerly EITF 00-21, "Revenue Arrangements with Multiple Deliverables"), revenue from certain arrangements may include multiple elements within a single contract.   The Company's accounting policy complies with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values.   The Company considers the sale of products and subscriber fees to be separate units of accounting.

Revenues generated from technical support services; installation and de-installation and their related costs are recognized when such services are rendered.

Generally, the Company does not grant rights of return.   The Company follows ASC 605-15-25 "sales of product when right of return exists" (formerly FAS 48, "Revenue Recognition When Right of Return Exists").   Based on the Company's experience, no provision for returns was recorded.

h.	Deferred income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes".   Deferred tax assets and liabilities are provided using the balance sheet liability method.   Under this method, deferred taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, and are measured using the enacted tax rate and laws that will be in effect when the difference is expected to reverse.   The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted.

ASC 740-10 (formerly FIN 48 "Accounting for Uncertainty in Income Taxes" - an Interpretation of FASB Statement No. 109), clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.   It also provides guidance on accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

As of 31st. December 2011, the Company did not record any liability for uncertain tax positions.   The Company's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses.   For the year ended 31st. December 2011, the Company did not have any interest and penalties associated with tax positions.